Leases - Summary of Lease Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	₩ 3,547,637	₩ 4,120,634
Less: Discount	(396,757)	(421,178)
Present value of lease payment	3,150,880	3,699,456	₩ 3,807,880
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	526,324	632,878
1~5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,614,003	1,817,340
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	₩ 1,407,310	₩ 1,670,416